Threatened Litigation (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jul. 07, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Threatened Litigation (Details) [Line Items]
Investment transaction percentage		7.00%
Allowance percentage		$ 1
Offering amount		12,000,000
Reduced fees		33
Accountable expenses		230,000
Underwriter commission	$ 1,000,000
Transaction amount		10,000,000	$ 100,500	$ 610,500
Commissions amount		$ 588,000
Warrants to purchase (in Shares)		23,538	947,150	704,652
Exercise price per share (in Dollars per share)		$ 4
Cash commissions amount		$ 158,000
Warrants to purchase (in Shares)		68,950	418,473	235,693
Common stock at a exercise price per share (in Dollars per share)		$ 2
IPO [Member]
Threatened Litigation (Details) [Line Items]
Underwriter commission	$ 1,230,000
Warrant [Member]
Threatened Litigation (Details) [Line Items]
Investment transaction percentage		7.00%
Warrant [Member] | NYIAX [Member]
Threatened Litigation (Details) [Line Items]
Commissions amount		$ 560,000
Warrants to purchase (in Shares)		122,500
Exercise price per share (in Dollars per share)		$ 4